Equity Capital Structure, 2020 July Equity Offering (Details) - USD ($)				12 Months Ended
	Oct. 06, 2023	Jul. 15, 2020	Jul. 12, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 07, 2023
Equity Capital Structure [Abstract]
Repurchase of warrants				$ 941,626	$ 0	$ 0
Private Placement Warrants [Member]
Equity Capital Structure [Abstract]
Number of securities called by warrants (in shares)			5,775,000
Term of warrant				5 years
Warrant exercise price (in dollars per share)	$ 2.23	$ 3.5					$ 2.53
Warrants exercised (in shares)					0
Warrants outstanding (in shares)				0	67,864
Repurchase of warrants (in shares)	67,864
Repurchase of warrants (in dollars per share)	$ 0.105
Repurchase of warrants	$ 7,126
2020 July Equity Offering [Member]
Equity Capital Structure [Abstract]
Issuance of common stock (in shares)			5,775,000
Gross proceeds from issuance of common stock and warrants		$ 17,300,000
Net proceeds from issuance of common stock and warrants		$ 15,700,000